Pensions Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Cash contributions to retirement plans	$ 42.7	$ 37.5	$ 49.6
Fair value of investments contributed to defined benefit plans	15.9
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Employer Contributions in Next Fiscal Year	215.0
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Employer Contributions in Next Fiscal Year	235.0
Domestic Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	1,213.1	1,291.1
Business combinations	33.4
Service costs			2.0
Interest costs	51.1	50.0	53.1
Actuarial (gains) losses	29.8	(48.7)
Benefits paid	(78.3)	(79.3)
Benefit Obligation at End of Year	1,249.1	1,213.1	1,291.1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	945.4	1,047.6
Actual return on plan assets	70.8	(28.3)
Employer contribution	6.4	5.4
Benefits paid	(78.3)	(79.3)
Fair Value of Plan Assets at End of Year	944.3	945.4	1,047.6
Funded Status	(304.8)	(267.7)
Accumulated Benefit Obligation	1,249.1	1,213.1
Amounts Recognized in Balance Sheet [Abstract]
Current liability	(9.8)	(2.9)
Non-current liability	(295.0)	(264.8)
Net amount recognized	(304.8)	(267.7)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss	171.3	163.0
Net amount recognized	$ 171.3	$ 163.0
Weighted Average Assumptions Used to Determine Benefit Obligation [Abstract]
Discount rate	4.07%	4.25%
Average rate of increase in employee compensation	4.00%	4.00%
Non-U.S. Pension Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 1,036.0	$ 1,075.4
Business combinations	1.2	52.7
Service costs	23.9	25.2	20.0
Interest costs	27.1	27.6	36.7
Settlements	(7.5)	(7.4)
Plan participants' contributions	4.5	4.6
Actuarial (gains) losses	149.9	(39.1)
Benefits paid	(30.2)	(29.6)
Currency translation and other	(88.4)	(73.4)
Benefit Obligation at End of Year	1,116.5	1,036.0	1,075.4
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	817.2	825.8
Business combinations		32.1
Actual return on plan assets	124.8	12.4
Employer contribution	49.5	28.0
Settlements	(7.5)	(7.4)
Plan participants' contributions	4.5	4.6
Benefits paid	(30.2)	(29.6)
Currency translation and other	(104.8)	(48.7)
Fair Value of Plan Assets at End of Year	853.5	817.2	825.8
Funded Status	(263.0)	(218.8)
Accumulated Benefit Obligation	1,047.8	983.4
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	62.7	72.7
Current liability	(5.7)	(5.7)
Non-current liability	(320.0)	(285.8)
Net amount recognized	(263.0)	(218.8)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss	169.6	133.1
Prior service credits	7.9	(1.6)
Net amount recognized	$ 177.5	$ 131.5
Weighted Average Assumptions Used to Determine Benefit Obligation [Abstract]
Discount rate	1.95%	2.83%
Average rate of increase in employee compensation	3.09%	3.06%
Postretirement Benefits [Member]
Change in Projected Benefit Obligation [Roll Forward]
Benefit Obligation at Beginning of Year	$ 48.8	$ 55.3
Service costs	0.5	0.6
Interest costs	2.0	1.9
Plan participants' contributions	1.3	1.3
Actuarial (gains) losses	1.4	(2.2)
Benefits paid	(3.9)	(5.4)
Currency translation and other		(2.7)
Benefit Obligation at End of Year	50.1	48.8	55.3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair Value of Plan Assets at Beginning of Year	7.5	8.6
Actual return on plan assets	0.5	(1.1)
Employer contribution	2.7	4.1
Plan participants' contributions	1.3	1.3
Benefits paid	(3.9)	(5.4)
Fair Value of Plan Assets at End of Year	8.1	7.5	$ 8.6
Funded Status	(42.0)	(41.3)
Amounts Recognized in Balance Sheet [Abstract]
Non-current asset	4.3	3.8
Current liability	(2.7)	(2.6)
Non-current liability	(43.6)	(42.5)
Net amount recognized	(42.0)	(41.3)
Amounts Recognized in Accumulated Other Comprehensive Loss [Abstract]
Net actuarial loss	5.8	4.7
Prior service credits	(0.1)	(0.2)
Net amount recognized	$ 5.7	$ 4.5
Weighted Average Assumptions Used to Determine Benefit Obligation [Abstract]
Discount rate	3.77%	4.12%
Initial healthcare cost trend rate	6.70%	6.82%
Ultimate healthcare cost trend rate	5.08%	5.21%
Postretirement Benefits [Member] | Minimum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligation [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2017
Postretirement Benefits [Member] | Maximum [Member]
Weighted Average Assumptions Used to Determine Benefit Obligation [Abstract]
Year that Healthcare Cost Rate Reaches Ultimate Trend Rate	2033